Accounts payable and accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued expenses:
Suppliers	$ 353,885	$ 245,100
Taxes payable	57,174	175,573
Use rights of assets under concession	5,070	269,916
Accounts payable to related parties (Note 14.1)	53,256	97,312
Lease payable (Note 7.1)	17,236	20,422
Salaries payable	128,105	149,452
Sundry creditors for services provided	640,068	803,746
Accounts payable to contractors	343,610	37,809
Accounts payable and accrued expenses	$ 1,598,404	$ 1,799,330